Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable - Accounts Receivable [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 314,723		¥ 312,223
Concentration risk percentage	44.80%		61.40%
Huaxia [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 213,851		¥ 161,908
Concentration risk percentage	30.40%		31.80%
Sinatay [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 100,872			[1]
Concentration risk percentage	14.40%			[1]
Tianan [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount		[1]	¥ 75,777
Concentration risk percentage		[1]	14.90%
AEON [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount		[1]	¥ 74,538
Concentration risk percentage		[1]	14.70%

[1]	represented less than 10% of accounts receivable as of the year end.